5. STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended
Jun. 30, 2016
Stockholders Deficit Tables
Weighted average assumptions for warrants issued

On January 23, 2015, the Company issued 3-year warrant for 2,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $72,317, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on February 2, 2016, and for a period expiring on January 19, 2018.

Grant Date

Expected dividends	0%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0%

On May 28, 2015, the Company issued 3-year warrant for 3,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $117,503, based upon the Black-Scholes option-pricing model on the date of grant and vesting on October 28, 2016, and will be exercisable on May 28, 2018, and for a period expiring on May 28, 2022. During the six months ended June 30, 2016 and 2015, the Company recorded $41,432 and $79,789 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	77.49%
Expected term	4 years
Risk free interest rate	1.24%
Expected forfeitures	0%

On June 22, 2015, the Company issued 3-year warrant for 15,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $590,335, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on December 28, 2015, and for a period expiring on June 22, 2018.

Grant Date

Expected dividends	0%
Expected volatility	78.85%
Expected term	3 years
Risk free interest rate	1.06%
Expected forfeitures	0%

On January 1, 2016, the Company issued 3-year warrant for 6,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $234,086, based upon the Black-Scholes option-pricing model on the date of grant and vesting on February 20, 2017, and will be exercisable on February 20, 2018, and for a period expiring on February 20, 2021. During the six months ended June 30, 2016, the Company recorded $101,850 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	82.95%
Expected term	4 years
Risk free interest rate	1.31%
Expected forfeitures	0%

Summary of warrants outstanding

On July 2, 2015, the Company issued 1,176,922 shares in connection with the cashless exercise of the 1,200,000 warrants.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2014	18,200,000	$0.001	2.1
Granted	20,000,000
Exercised	(4,200,000)
Cancelled/Forfeited	-
Balance, December 31, 2015	34,000,000	$0.001	1.7
Granted	6,000,000
Exercised	(23,500,000)
Cancelled/Forfeited	-
Balance, June 30, 2016	16,500,000	$0.001	1.5

Intrinsic Value	$657,000

For the six months ended June 30, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	16,500,000	1.5	$657,000

For the year ended December 31, 2015, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	34,000,000	1.7	$842,000